Debt (Senior Notes) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 22, 2015	Dec. 04, 2015	Feb. 12, 2015
MarkWest [Member] | Senior Notes [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross				$ 4,100
Debt Instrument, Face Amount			$ 4,040
MarkWest [Member] | Senior Notes [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross			$ 63
MarkWest [Member] | Senior Notes [Member] | 5.500% senior notes due 2023
Debt Instrument [Line Items]
Long-term Debt, Gross	$ 40
Debt Instrument, Maturity Date	Feb. 15, 2023
Debt Instrument, Interest Rate, Stated Percentage	5.50%
MarkWest [Member] | Senior Notes [Member] | 4.500% senior notes due 2023
Debt Instrument [Line Items]
Long-term Debt, Gross	$ 11
Debt Instrument, Maturity Date	Jul. 15, 2023
Debt Instrument, Interest Rate, Stated Percentage	4.50%
MarkWest [Member] | Senior Notes [Member] | 4.875% senior notes due 2024
Debt Instrument [Line Items]
Long-term Debt, Gross	$ 1
Debt Instrument, Maturity Date	Dec. 01, 2024
Debt Instrument, Interest Rate, Stated Percentage	4.875%
MarkWest [Member] | Senior Notes [Member] | 4.875% senior notes due 2025
Debt Instrument [Line Items]
Long-term Debt, Gross	$ 11
Debt Instrument, Maturity Date	Jun. 01, 2025
Debt Instrument, Interest Rate, Stated Percentage	4.875%
Mplx Lp [Member] | 4.000% senior notes due 2025
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	4.00%
Proceeds from (Repayments of) Debt	$ 495
Mplx Lp [Member] | Senior Notes [Member] | 5.500% senior notes due 2023
Debt Instrument [Line Items]
Long-term Debt, Gross	$ 710	$ 710
Debt Instrument, Maturity Date	Feb. 15, 2023
Debt Instrument, Interest Rate, Stated Percentage	5.50%
Mplx Lp [Member] | Senior Notes [Member] | 4.500% senior notes due 2023
Debt Instrument [Line Items]
Long-term Debt, Gross	$ 989	989
Debt Instrument, Maturity Date	Jul. 15, 2023
Debt Instrument, Interest Rate, Stated Percentage	4.50%
Mplx Lp [Member] | Senior Notes [Member] | 4.875% senior notes due 2024
Debt Instrument [Line Items]
Long-term Debt, Gross	$ 1,149	1,149
Debt Instrument, Maturity Date	Dec. 01, 2024
Debt Instrument, Interest Rate, Stated Percentage	4.875%
Mplx Lp [Member] | Senior Notes [Member] | 4.875% senior notes due 2025
Debt Instrument [Line Items]
Long-term Debt, Gross	$ 1,189	1,189
Debt Instrument, Maturity Date	Jun. 01, 2025
Debt Instrument, Interest Rate, Stated Percentage	4.875%
Mplx Lp [Member] | Senior Notes [Member] | 4.000% senior notes due 2025
Debt Instrument [Line Items]
Long-term Debt, Gross	$ 500	$ 500
Debt Instrument, Maturity Date	Feb. 15, 2025
Debt Instrument, Interest Rate, Stated Percentage					4.00%